Revenue From Services Rendered (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Revenue From Services Rendered

	2022	2021	2020

Gross revenue from fund management	396,532	384,321	285,798
Gross revenue from performance fees	15,343	38,649	41,869
Gross revenue from financial advisory services	24,072	73,066	31,569

Gross revenue from services rendered	435,947	496,036	359,236

In Brazil	338,937	378,147	264,493
Abroad	97,010	117,889	94,743

Taxes and contributions
COFINS	(15,352)	(15,438)	(9,488)
PIS	(3,330)	(3,348)	(2,057)
ISS	(9,170)	(11,792)	(7,799)

Net revenue from services rendered	408,095	465,458	339,892

Net revenue from fund management	371,501	361,070	271,266
Net revenue from performance fees	14,600	37,633	39,784
Net revenue from advisory	21,994	66,755	28,842